Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re: Van Eck Funds II, Inc.
    CIK No. 00001168644
    1940 Act File No. 811-21046
    Registration Statement File No. 333-84624



Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on April 25, 2002.

     Please address any comments or questions to the undersigned at (212) 293-2031.


                                                  Very truly yours,

                                                  Thomas Elwood